Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 segment
Monthly Deposits of Employees, Percentage on Monthly Salary	8.33%
Number of reportable segment	1
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model